Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Strategic Income Fund), USD $)	0 Months Ended
	Jan. 28, 2013
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 567
Expense Example, No Redemption, 3 Years	772
Expense Example, No Redemption, 5 Years	994
Expense Example, No Redemption, 10 Years	1,632
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	190
Expense Example, No Redemption, 3 Years	598
Expense Example, No Redemption, 5 Years	1,031
Expense Example, No Redemption, 10 Years	1,776
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	947
Expense Example, No Redemption, 10 Years	2,065
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	62	[1]
Expense Example, No Redemption, 3 Years	204	[1]
Expense Example, No Redemption, 5 Years	358	[1]
Expense Example, No Redemption, 10 Years	808	[1]
Class N
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	438
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	1,676
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	251
Expense Example, No Redemption, 5 Years	441
Expense Example, No Redemption, 10 Years	$ 989

[1]	Based on estimated expenses for Class I shares for the first fiscal year.